Changes in accounting policies	12 Months Ended
Dec. 31, 2023
Changes in accounting policies [Abstract]
Changes in accounting policies
3	Changes in accounting policies

New Standards adopted as of January 1, 2023

Some accounting pronouncements which have become effective from 1 January 2023 are:

•	IFRS 17 ‘Insurance Contracts’

•	Amendments to IFRS 17 Insurance Contracts (Amendments to IFRS 17 and IFRS 4)

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•	Definition of Accounting Estimates (Amendments to IAS 8)

•	International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)

These amendments do not have a significant impact on these consolidated financial statements and therefore the disclosures have not been made.

Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by the Company

At the date of authorization of these consolidated financial statements, several new, but not yet effective standards and amendments, none of which have been adopted in advance by Grupo TMM.

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

•	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

•	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

•	Non-current Liabilities with Covenants (Amendments to IAS 1)

•	Lack of Exchangeability (Amendments to IAS 21

These amendments are not expected to have a significant impact on the financial statements in the period of initial application and therefore the disclosures have not been made.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.